PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	8 Months Ended
	Feb. 28, 2015	Aug. 31, 2014
Notes to Financial Statements [Abstract]
Property and equipment

At February 28, 2015, property and equipment consists of the following:

FEB 2015
Computer equipment	$553,255
Software and Equipment	39,400
592,655
Accumulated depreciation	(426,932)
Net property and equipment	$165,723

At August 31, 2014 and December 31, 2013, property and equipment consists of the following:

	2014	2013
Computer equipment	$567,196	$395,818
Software and Equipment	39,400	51,032
	606,596	446,850
Accumulated depreciation	(395,071)	(380,252)
Net property and equipment	$211,525	$66,598